DERIVATIVE LIABILITY WARRANTS (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Liability Warrants
Schedule of fair value hierarchy

Description	Level	September 30, 2024	December 31, 2023
Warrant Liability – Public Warrants	1	$112,500	$232,500
Warrant Liability – Private Placement Warrants	3	209,625	324,750
Total		$322,125	$557,250

Schedule of fair value assumptions

	September 30, 2024	December 31, 2023
Risk-free interest rate	3.51%	3.84%
Expected volatility	153.20%	82.12%
Exercise price	$11.50	$11.50
Stock price	$0.18	$0.78

Schedule of changes in fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$324,750	$232,500	$557,250
Change in valuation inputs	6,375	(41,250)	(34,875)
Fair value as of March 31, 2024	$331,125	$191,250	$522,375
Change in valuation inputs	115,500	33,750	149,250
Fair value as of June 30, 2024	$446,625	$225,000	$671,625
Change in valuation inputs	(237,000)	(112,500)	(349,500)
Fair value as of September 30, 2024	$209,625	$112,500	$322,125